Short-term Investment (Details) - USD ($)		6 Months Ended
	Feb. 14, 2022	Apr. 30, 2024	Apr. 03, 2024	Nov. 06, 2023	Feb. 22, 2023	Feb. 19, 2023	Jan. 16, 2023
Short-term Investment [Line Items]
Number of shares issued (in Shares)			9,000	45	400	44	161
Total proceeds		$ 78,500
Net realized loss		$ (7,612)
Medigus Ltd [Member]
Short-term Investment [Line Items]
Investment cost	$ 501,938
Ordinary shares [member] | Medigus Ltd [Member]
Short-term Investment [Line Items]
Number of shares issued (in Shares)	27,778